VARIABLE INTEREST ENTITIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2013	Apr. 30, 2009	Dec. 31, 2012
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			51.00%
Consolidated Of Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		$ 78,840,000		$ 51,730,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities				44,260,000
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity				7,470,000
Bulk Cajun [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		67,460,000
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity		10,840,000
Noncontrolling Interest, Ownership Percentage by Parent		10.00%
Variable Interest Entity Cost Of Acquired Entity		540,000
Variable Interest Entity Consolidated Carrying Amount Other Noncurrent liabilities		360,000
Long Wharf [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		984,000		960,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		1,195,000		1,230,000
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity		211,000		270,000
Nordic Bulk Ventures Holding Company Ltd and ST Shipping and Transport Ltd [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		72,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		52,810,000
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity		430,000
Noncontrolling Interest in Variable Interest Entity		18,760,000
Nordic Bulk Ventures Holding Company Ltd, Bulk Nordic Five Ltd and Bulk Nordic Six Ltd [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		2,989,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		3,008,000
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity		12,000
Noncontrolling Interest in Variable Interest Entity		(7,000)
Odyssey And Orion [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets				54,360,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities				52,180,000
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity				2,180,000
Noncontrolling Interest, Ownership Percentage by Parent				50.00%
Noncontrolling Interest in Variable Interest Entity				1,100,000
Nordic Bulk Holding [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		16,825,000		17,470,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		14,280,000		13,100,000
Variable Interest Entity Consolidated Carrying Amount Stockholders Equity		1,357,000		4,370,000
Noncontrolling Interest in Variable Interest Entity		1,189,000		2,101,000
Noncontrolling Interest In Variable Interest Entity Debt		3,500,000
Proceeds From Variable Interest Entity Debt	$ 2,500,000